Form N-1A Cover	Jul. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Jul. 02, 2026
Document Effective Date	Jul. 02, 2026
Registrant Name	Cantor Select Portfolios Trust
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jul. 02, 2026